CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
The Group [member]
CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances with central banks		£ 40,213		£ 58,521	[1]
Less: mandatory reserve deposits	[2]	(2,541)
		37,672
Loans and advances to banks		3,692		4,183	[1]
Less: amounts with a maturity of three months or more		(1,641)
		2,051
Total cash and cash equivalents		39,723		60,982
Cash and cash equivalents of continuing operations		39,723
The Group [member] | Previously stated [member]
CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances with central banks				58,521		£ 47,452
Less: mandatory reserve deposits	[2]			(957)		(914)
				57,564		46,538
Loans and advances to banks				4,274		5,583
Loans and advances to banks within disposal group (note 13)				2,337		21,319
Less: amounts with a maturity of three months or more				(3,193)		(10,532)
				3,418		16,370
Total cash and cash equivalents				60,982		62,908	£ 71,953
Cash and cash equivalents of continuing operations				58,645		48,420
Cash and cash equivalents in disposal group (note 13)				2,337		14,488
The Bank [member]
CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances with central banks		37,632	[1]	55,835
Less: mandatory reserve deposits		(803)
		36,829
Loans and advances to banks		3,153	[1]	3,525
Less: amounts with a maturity of three months or more		(1,328)
		1,825
Total cash and cash equivalents		38,654		56,120
Cash and cash equivalents of continuing operations		£ 38,654
The Bank [member] | Previously stated [member]
CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances with central banks				55,835		44,595
Less: mandatory reserve deposits				(535)		(455)
				55,300		44,140
Loans and advances to banks				3,611		4,379
Less: amounts with a maturity of three months or more				(2,791)		(3,253)
				820		1,126
Total cash and cash equivalents				56,120		45,266	£ 55,852
Cash and cash equivalents of continuing operations				£ 56,120		£ 45,266

[1]	See note 50.
[2]	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.